CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues, net	$ 5,568,280
Cost of revenues	3,611,850
Gross profit	1,956,430
Operating expenses:
Selling, general, and administrative expenses	6,358,094
Research and development expenses	6,487,224
Stock-based compensation	935,525
Restructuring and severance	349,630
Total operating expenses	14,130,473
Operating loss	(12,174,043)
Non-operating income (expense):
Interest expense	(315,167)
Interest income	138,133
Other expense	(459,040)
Total non-operating income (expense)	(636,074)
Net loss before income tax benefit	(12,810,117)
Income Tax Benefit	0
Net loss	$ (12,810,117)
Net loss per share:
Net loss per share-Basic (in dollars per share) | $ / shares	$ (9.73)
Net loss per share-Diluted (in dollars per share) | $ / shares	$ (9.73)
Weight average number of common shares outstanding-basic (in shares) | shares	1,316,616
Weight average number of common shares outstanding-diluted (in shares) | shares	1,316,616